Pension And Other Postretirement Employee Benefits Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Pension And OPEB Plan Costs

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013

Components of net allocated pension costs:
Service cost	$6	$6	$18	$18
Interest cost	33	31	99	92
Expected return on assets	(34)	(31)	(102)	(91)
Amortization of net loss	9	17	29	52
Net pension costs	14	23	44	71
Components of net OPEB costs:
Service cost	2	1	5	4
Interest cost	11	9	33	28
Expected return on assets	(3)	(3)	(9)	(9)
Amortization of prior service cost	(5)	(5)	(15)	(15)
Amortization of net loss	8	7	20	19
Net OPEB costs	13	9	34	27
Total net pension and OPEB costs	27	32	78	98
Less amounts deferred principally as property or a regulatory asset	(18)	(23)	(51)	(71)
Net amounts recognized as expense	$9	$9	$27	$27

	Year Ended December 31,
	2013	2012	2011

Pension costs	$95	$179	$95
OPEB costs	37	27	74
Total benefit costs	132	206	169
Less amounts deferred principally as property or a regulatory asset	(95)	(169)	(132)
Net amounts recognized as expense	$37	$37	$37

Schedule Of Detailed Pension And OPEB Benefit Information

	Pension Plans			OPEB Plan
	Year Ended December 31,			Year Ended December 31,
	2013	2012	2011	2013	2012	2011

Assumptions Used to Determine Net Periodic Pension and Benefit Cost:
Discount rate (a)	4.10%	5.00%	5.50%	4.10%	4.95%	5.55%
Expected return on plan assets	6.14%	7.40%	7.70%	6.70%	6.80%	7.10%
Rate of compensation increase	3.94%	3.81%	3.74%	-	-	-
Components of Net Pension and Benefit Cost:
Service cost	$26	$23	$20	$6	$5	$7
Interest Cost	122	106	110	36	39	54
Expected return on assets	(123)	(109)	(99)	(11)	(12)	(14)
Amortization of net transition obligation	-	-	-	-	1	1
Amortization of prior service cost (credit)	-	-	1	(20)	(20)	(1)
Amortization of net loss	69	78	63	26	14	27
Settlement charges	1	81	-	-	-	-
Net periodic pension and benefit cost	$95	$179	$95	$37	$27	$74
Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Net loss (gain)	$(139)	$110	$106	$-	$83	$(91)
Prior service cost (credit)	-	-	-	-	-	(127)
Amortization of net loss	(69)	(78)	(63)	(26)	(14)	(27)
Amortization of transition obligation (asset)	-	-	-	-	(1)	(1)
Amortization of prior service (cost) credit	-	-	(1)	20	20	1
Settlement charges	(1)	(81)	-	-	-	-
Curtailment	-	(5)	-	-	-	-
Total recognized as regulatory assets or other comprehensive income	(209)	(54)	42	(6)	88	(245)
Total recognized in net periodic pension and benefit costs and as regulatory assets or other comprehensive income	$(114)	$125	$137	$31	$115	$(171)

_____________

(a)As a result of the 2012 amendments discussed above, the discount rate reflected in net pension costs for January through July 2012 was 5.00%, for August through September 2012 was 4.15% and for October through December 2012 was 4.20%.

	Pension Plans			OPEB Plan
	Year Ended December 31,			Year Ended December 31,
	2013	2012	2011	2013	2012	2011

Assumptions Used to Determine Benefit Obligations at Period End:
Discount rate	4.74%	4.10%	5.00%	4.98%	4.10%	4.95%
Rate of compensation increase	3.94%	3.94%	3.81%	-	-	-

	Pension Plans		OPEB Plan
	Year Ended December 31,		Year Ended December 31,
	2013	2012	2013	2012

Change in Projected Benefit Obligation:
Projected benefit obligation at beginning of year	$3,038	$2,215	$913	$809
Service cost	26	23	6	5
Interest cost	122	106	36	39
Participant contributions	-	-	14	15
Medicare Part D reimbursement	-	-	2	3
Settlement	(3)	(268)	-	-
Curtailment	-	(5)	-	-
Assumption of liabilities	-	860	-	6
Actuarial (gain) loss	(183)	198	10	94
Benefits paid	(143)	(91)	(57)	(58)
Projected benefit obligation at end of year	$2,857	$3,038	$924	$913
Accumulated benefit obligation at end of year	$2,752	$2,908	$-	$-
Change in Plan Assets:
Fair value of assets at beginning of year	$2,327	$1,542	$190	$197
Actual return (loss) on assets	80	199	21	25
Employer contributions	9	93	11	11
Settlement	(2)	(268)	-	-
Assets related to assumed liabilities	-	852	-	-
Participant contributions	-	-	14	15
Benefits paid	(143)	(91)	(57)	(58)
Fair value of assets at end of year	$2,271	$2,327	$179	$190
Funded Status:
Projected benefit obligation at end of year	$(2,857)	$(3,038)	$(924)	$(913)
Fair value of assets at end of year	2,271	2,327	179	190
Funded status at end of year	$(586)	$(711)	$(745)	$(723)

	Pension Plans		OPEB Plan
	Year Ended December 31,		Year Ended December 31,
	2013	2012	2013	2012

Amounts Recognized in the Balance Sheet Consist of:
Liabilities:
Other current liabilities	$(3)	$(3)	$-	$-
Other noncurrent liabilities	(583)	(708)	(745)	(723)
Net liability recognized	$(586)	$(711)	$(745)	$(723)
Regulatory assets:
Net loss	$362	$602	$220	$247
Prior service cost (credit)	-	-	(91)	(111)
Net regulatory asset recognized	$362	$602	$129	$136
Accumulated other comprehensive net loss	$33	$3	$1	$1

Schedule Of Assumed Health Care Cost Trend Rates

	Year Ended December 31,
	2013	2012

Assumed Health Care Cost Trend Rates – Not Medicare Eligible:
Health care cost trend rate assumed for next year	8.00%	8.50%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2022	2022
Assumed Health Care Cost Trend Rates – Medicare Eligible:
Health care cost trend rate assumed for next year	7.00%	7.50%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2021	2021
	1-Percentage Point Increase	1-Percentage Point Decrease
Sensitivity Analysis of Assumed Health Care Cost Trend Rates:
Effect on accumulated postretirement obligation	$117	$(97)
Effect on postretirement benefits cost	7	(6)

Schedule Of Projected Benefit Obligations And Accumulated Benefit Obligations In Excess Of Plan Assets Fair Value

	At December 31,
	2013	2012

Pension Plans with PBO and ABO in Excess of Plan Assets:
Projected benefit obligations	$2,857	$3,038
Accumulated benefit obligations	2,752	2,908
Plan assets	2,271	2,327

Schedule Of Target Asset Allocation Ranges By Asset Category

Target Allocation Ranges
Asset Category	Recoverable	Nonrecoverable
US equities	24% - 30%	—
International equities	19% - 25%	—
Fixed income	45% - 57%	100%

Schedule Of Expected Long-Term Rate Of Return On Assets Assumptions

Pension Plans		OPEB Plan
Asset Class	Expected Long-Term Rate of Return	Asset Class	Expected Long-Term Rate of Return
International equity securities	7.83%	401(h) accounts	7.59%
US equity securities	7.20%	Life insurance VEBA	6.71%
Real estate	6.20%	Union VEBA	6.71%
Credit strategies	5.87%	Non-union VEBA	3.80%
Fixed income securities	5.30%	Weighted average	7.05%
Weighted average (a)	7.39%

_____________

(a)The 2014 expected long-term rate of return for the nonregulated portion of the Oncor Retirement Plan is 4.72%.

Schedule Of Contributions

	Year Ended December 31,
	2013	2012	2011

Pension plans contributions	$9	$93	$175
OPEB Plan contributions	11	11	18
Total contributions	$20	$104	$193

Schedule Of Estimated Future Benefit Payments

	2014	2015	2016	2017	2018	2019-23

Pension plans	$155	$159	$165	$169	$175	$942
OPEB Plan	$45	$49	$52	$55	$57	$316

Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Assets Fair Value Measured On Recurring Basis

	At December 31, 2013				At December 31, 2012
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Asset Category
Interest-bearing cash	$-	$160	$-	$160	$-	$134	$-	$134
Equity securities:
US	250	82	-	332	206	95	-	301
International	337	7	-	344	280	7	-	287
Fixed income securities:
Corporate bonds (a)	-	1,265	-	1,265	-	1,319	-	1,319
US Treasuries	-	108	-	108	-	206	-	206
Other (b)	-	55	-	55	-	73	-	73
Preferred securities	-	-	7	7	-	-	7	7
Total assets	$587	$1,677	$7	$2,271	$486	$1,834	$7	$2,327

_____________

(a)Substantially all corporate bonds are rated investment grade by a major ratings agency such as Moody’s.

(b)Other consists primarily of municipal bonds and fixed income derivative instruments.

OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Assets Fair Value Measured On Recurring Basis

	At December 31, 2013				At December 31, 2012
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Asset Category
Interest-bearing cash	$-	$6	$-	$6	$-	$10	$-	$10
Equity securities:
US	53	5	-	58	49	6	-	55
International	35	-	-	35	31	-	-	31
Fixed income securities:
Corporate bonds (a)	-	34	-	34	-	42	-	42
US Treasuries	-	1	-	1	-	4	-	4
Other (b)	43	2	-	45	45	3	-	48
Preferred securities	-	-	-	-	-	-	-	-
Total assets	$131	$48	$-	$179	$125	$65	$-	$190

_____________

(a)Substantially all corporate bonds are rated investment grade by a major ratings agency such as Moody’s.

(b)Other consists primarily of diversified bond mutual funds.